SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-23C-1

STATEMENT BY REGISTERED CLOSED-END
INVESTMENT COMPANY WITH RESPECT TO
PURCHASES OF ITS OWN SECURITIES PURSUANT
TO RULE N-23C-1 DURING THE LAST CALENDAR MONTH

REPORT FOR CALENDAR MONTH AUGUST 2003

        THE CENTRAL EUROPE AND RUSSIA FUND, INC.
(Name of registered closed-end investment company)

              			     Approx Asset
Date	         Number    Price    Value or Approx       Seller
Each   Ident   Shares     Per      Asset Cov/Shr     or Seller's
Trans   Sec    Purch     Share    at Time of Purch      Broker


08-14	  CEE      1000      18.5350      21.31  	   	Weeden & Co
08-18   " "      1000      19.0000      21.48             " "
08-22	  " "      3000      19.2483      21.97		    " "
08-26   " "      4500      19.1567      21.87		    " "
08-28   " "      4000      19.2000      22.20		    " "
08-29   " "      4500      19.6000      22.63		    " "



The Central Europe and Russia Fund, Inc.
Name of Registrant
By Isabella Chan - Fund Administrator
Date of Statement          9/2/03